ING LOGO AMERICAS US Legal Services
Ann H. Bierut Paralegal (860) 273-0241 Fax: (860) 273-9407
June 3, 2002
Securities and Exchange Commission 450 Fifth Street, N.W. Washington, DC 20549
Attention: Filing Desk
RE:

ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and its Variable Annuity Account C.
Post Effective Amendment No. 27 to Registration Statement on Form N-4
Prospectus Title: IRA & SEP -- Individual Deferred Variable Annuity Contracts for Individual Retirement Annuities (Section 408(b) and Simplified Employee Pension Plans (Section 408(k))
File Nos.: 33-75992 and 811-2513
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 27 to the Registration Statement on Form N-4 ("Amendment No. 27") for Variable Annuity Account C of ING Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Amendment No. 27 of the Registrant's Registration Statement on Form N-4 which was declared effective on June 1, 2002. The text of Amendment No. 27 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-0241.
Sincerely,
/s/ Ann H. Bierut Ann H. Bierut

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Company